Share Capital and Earnings Per Share	12 Months Ended
Dec. 31, 2017
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Share Capital and Earnings Per Share

Note 13     Share Capital and Earnings Per Share

The authorized capital of MFC consists of:

∎	an unlimited number of common shares without nominal or par value; and
∎	an unlimited number of Class A, Class B and Class 1 preferred shares without nominal or par value, issuable in series.

(a) Preferred shares

The changes in issued and outstanding preferred shares are as follows.

	2017		2016
For the years ended December 31,	Number of shares (in millions)	Amount	Number of shares (in millions)	Amount
Balance, January 1	146	$3,577	110	$2,693
Issued, Class 1 shares, Series 21	–	–	17	425
Converted, Class 1 shares, Series 3	–	–	(2)	(42)
Issued, Class 1 shares, Series 4	–	–	2	42
Issued, Class 1 shares, Series 23	–	–	19	475
Issuance costs, net of tax	–	–	–	(16)
Balance, December 31	146	$3,577	146	$3,577

The following table presents additional information on the preferred shares outstanding as at December 31, 2017.

As at December 31, 2017	Issue date	Annual dividend rate(1)		Earliest redemption date(2)	Number of shares (in millions)	Face amount	Net amount(3)
Class A preferred shares
Series 2	February 18, 2005	4.65%		n/a	14	$350	$344
Series 3	January 3, 2006	4.50%		n/a	12	300	294
Class 1 preferred shares
Series 3(4),(5)	March 11, 2011	2.178%		June 19, 2021	6	158	155
Series 4	June 20, 2016	floating	(6)	n/a	2	42	41
Series 5(4),(5)	December 6, 2011	3.891%		December 19, 2021	8	200	195
Series 7(4),(5),(7)	February 22, 2012	4.312%		March 19, 2022	10	250	244
Series 9(4),(5),(8)	May 24, 2012	4.351%		September 19, 2022	10	250	244
Series 11(4),(5)	December 4, 2012	4.00%		March 19, 2018	8	200	196
Series 13(4),(5)	June 21, 2013	3.80%		September 19, 2018	8	200	196
Series 15(4),(5)	February 25, 2014	3.90%		June 19, 2019	8	200	195
Series 17(4),(5)	August 15, 2014	3.90%		December 19, 2019	14	350	343
Series 19(4),(5)	December 3, 2014	3.80%		March 19, 2020	10	250	246
Series 21(4),(5)	February 25, 2016	5.60%		June 19, 2021	17	425	417
Series 23(4),(5)	November 22, 2016	4.85%		March 19, 2022	19	475	467
Total					146	$3,650	$3,577

(1)	Holders of Class A and Class 1 preferred shares are entitled to receive non-cumulative preferential cash dividends on a quarterly basis, as and when declared by the Board of Directors.
(2)	Redemption of all preferred shares is subject to regulatory approval. With the exception of Class A Series 2, Class A Series 3 and Class 1 Series 4 preferred shares, MFC may redeem each series, in whole or in part, at par, on the earliest redemption date or every five years thereafter. Class A Series 2 and Series 3 preferred shares are past their respective earliest redemption date and MFC may redeem these shares, in whole or in part, at par at any time, subject to regulatory approval, as noted. MFC may redeem the Class 1 Series 4, in whole or in part, at any time, at $25.00 per share if redeemed on June 19, 2021 and on June 19 every five years thereafter, or at $25.50 per share if redeemed on any other date after June 19, 2016, subject to regulatory approval, as noted.
(3)	Net of after-tax issuance costs.
(4)	On the earliest redemption date and every five years thereafter, the annual dividend rate will be reset to the five year Government of Canada bond yield plus a yield specified for each series. The specified yield for Class 1 shares is: Series 3 – 1.41%, Series 5 – 2.90%, Series 7 – 3.13%, Series 9 – 2.86%, Series 11 – 2.61%, Series 13 – 2.22%, Series 15 – 2.16%, Series 17 – 2.36%, Series 19 – 2.30%, Series 21 – 4.97% and Series 23 – 3.83%.
(5)	On the earliest redemption date and every five years thereafter, Class 1 preferred shares are convertible at the option of the holder into a new series that is one number higher than their existing series, and the holders are entitled to non-cumulative preferential cash dividends, payable quarterly if and when declared by the Board of Directors, at a rate equal to the three month Government of Canada Treasury bill yield plus the rate specified in footnote 4 above.
(6)	The floating dividend rate for the Class 1 Shares Series 4 will equal the three month Government of Canada Treasury bill yield plus 1.41%.
(7)	MFC did not exercise its right to redeem all or any of the outstanding Class 1 Shares Series 7 on March 19, 2017 (the earliest redemption date). Dividend rate for Class 1 Shares Series 7 was reset as specified in footnote 4 above to an annual fixed rate of 4.312% for a five year period commencing on March 20, 2017.
(8)	MFC did not exercise its right to redeem all or any of the outstanding Class 1 Shares Series 9 on September 19, 2017 (the earliest redemption date). Dividend rate for Class 1 Shares Series 9 was reset as specified in footnote 4 above to an annual fixed rate of 4.351% for a five year period commencing on September 20, 2017.

(b) Common shares

The changes in common shares issued and outstanding are as follows.

	2017		2016
For the years ended December 31,	Number of shares (in millions)	Amount	Number of shares (in millions)	Amount
Balance, January 1	1,975	$22,865	1,972	$22,799
Issued on exercise of stock options and deferred share units	7	124	3	66
Total	1,982	$22,989	1,975	$22,865

(c) Earnings per share

The following table presents basic and diluted earnings per common share of the Company.

For the years ended December 31,	2017	2016
Basic earnings per common share	$0.98	$1.42
Diluted earnings per common share	0.98	1.41

The following is a reconciliation of the denominator (number of shares) in the calculation of basic and diluted earnings per share.

For the years ended December 31,	2017	2016
Weighted average number of common shares (in millions)	1,978	1,973
Dilutive stock-based awards(1) (in millions)	8	4
Weighted average number of diluted common shares (in millions)	1,986	1,977

(1)	The dilutive effect of stock-based awards was calculated using the treasury stock method. This method calculates the number of incremental shares by assuming the outstanding stock-based awards are (i) exercised and (ii) then reduced by the number of shares assumed to be repurchased from the issuance proceeds, using the average market price of MFC common shares for the year. Excluded from the calculation was a weighted average of 2 million (2016 – 14 million) anti-dilutive stock-based awards.

(d) Quarterly dividend declaration subsequent to year end

On February 7, 2018, the Company’s Board of Directors approved a quarterly dividend of $0.22 per share on the common shares of MFC, payable on or after March 19, 2018 to shareholders of record at the close of business on February 21, 2018.

The Board also declared dividends on the following non-cumulative preferred shares, payable on or after March 19, 2018 to shareholders of record at the close of business on February 21, 2018.

Class A Shares Series 2 – $0.29063 per share	Class 1 Shares Series 11 – $0.25 per share
Class A Shares Series 3 – $0.28125 per share	Class 1 Shares Series 13 – $0.2375 per share
Class 1 Shares Series 3 – $0.136125 per share	Class 1 Shares Series 15 – $0.24375 per share
Class 1 Shares Series 4 – $0.141103 per share	Class 1 Shares Series 17 – $0.24375 per share
Class 1 Shares Series 5 – $0.243188 per share	Class 1 Shares Series 19 – $0.2375 per share
Class 1 Shares Series 7 – $0.2695 per share	Class 1 Shares Series 21 – $0.35 per share
Class 1 Shares Series 9 – $0.271938 per share	Class 1 Shares Series 23 – $0.303125 per share